Share capital and other equity - Reserves (Details) £ / shares in Units, shares in Millions			1 Months Ended		12 Months Ended				34 Months Ended
		Aug. 30, 2022	May 31, 2023 shares	Mar. 31, 2021 shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares		Dec. 31, 2023 £ / shares shares
Shares repurchased during the period | £	[1],[2]				£ 2,057,000,000	£ 2,054,000,000	£ 1,423,000,000
Par value | £ / shares					£ 1.0769	£ 1.0769			£ 1.0769
Ordinary share from discontinued operations basic | £ / shares					(0.01222)	(0.027)	£ 0.043	[3]
Ordinary share from discontinued operations dilutive | £ / shares					£ (0.012)	£ (0.026)	£ 0.043	[3]
Share consolidation ratio		0.9286
Ordinary shares
Own shares held | shares					187				187
Par value | £ / shares					£ 1.076923076923077				£ 1.076923076923077
Number of shares transferred to treasury | shares			133	200
Number of shares used to satisfy the exercise of options and vesting of awards | shares									146
Share awards and options | Ordinary shares
Shares repurchased during the period | £						£ 0
Share awards and options | Own shares held
Own shares held | shares					12	13			12
Par value | £ / shares						£ 1.0769
Delivery of own shares held | shares						1

[1]	In May 2023, there was an agreement to buy 469.2 million (March 2022 – 549.9 million, March 2021 - 591.0 million) ordinary shares of the Company from UK Government Investments Ltd (UKGI) at 268.4 pence per share (March 2022 - 220.5 pence per share, March 2021 - 190.5 pence per share) for the total consideration of £1.3 billion (2022 - £1.2 billion, 2021 - £1.1 billion). NatWest Group cancelled 336.2 million of the purchased ordinary shares, amounting to £906.9 million excluding fees and held the remaining 133.0 million shares as Own Shares Held, amounting to £358.8 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[2]	NatWest Group plc repurchased and cancelled 460.3 million (2022 – 379.3 million, 2021 - 310.8 million) shares, of which 2.3 million were settled in January 2024. The total consideration of these shares excluding fees was £1,151.7 million (2022 - £829.3 million, 2021 £676.2 million), of which £4.9 million were settled in January 2024, as part of the On Market Share Buyback Programmes. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[3]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.